As filed with the Securities and Exchange Commission on November 21, 2008.

No. 333-144856

No. 811-22103

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒ and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 36	☒

(Check appropriate box or boxes)

SPA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

Tower 49

12 East 49th Street

New York, New York 10017

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  1-800-772-3831

Antony Peter Drain SPA ETF, Inc. Tower 49 12 East 49th Street New York, New York 10017 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485.

☒  on December 19, 2008 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on [date] pursuant to paragraph (a) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1 to its Registration Statement until December 19, 2008. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and No. 3 under the Investment Company Act of 1940, filed on December 4, 2007, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 21st day of November, 2008.

SPA ETF TRUST

By:	/s/ Antony Peter Drain
Title: Antony Peter Drain, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Joseph Stefanelli	Trustee	November 21, 2008
Joseph Stefanelli

/s/ Robert Tull	Trustee	November 21, 2008
Robert Tull

/s/ Antony Peter Drain	Trustee and President	November 21, 2008
Antony Peter Drain

/s/ Christopher Lanza	Chief Financial Officer and	November 21, 2008
Christopher Lanza	Treasurer